(Loss)/Earning Per Share - Summary of Earnings per Share (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Issued ordinary shares at January 1	12,267	12,267	10,088
Effect of issuance of shares	1,790	0	631
Weighted average number of ordinary shares at December 31	14,057	12,267	10,719